NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) - USD ($)				1 Months Ended						3 Months Ended					9 Months Ended		12 Months Ended
	Nov. 16, 2015	Nov. 13, 2015	Feb. 06, 2015	Sep. 30, 2015	Aug. 10, 2015	Jun. 30, 2015	May. 31, 2015	Mar. 31, 2015	Oct. 31, 2014	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 11, 2015	Jul. 11, 2014	May. 31, 2014	Jun. 30, 2013	Dec. 31, 2012
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value				$ 246,346						$ 246,346					$ 246,346	$ 1,150,421	$ 587,459	$ 414,051					$ 174,444
Working Capital (Deficit)				(4,130,970)						(4,130,970)					(4,130,970)		(3,484,825)
Retained Earnings (Accumulated Deficit)				$ (26,477,288)						(26,477,288)					(26,477,288)		(22,908,272)	(18,651,112)
Booked Orders for New Customer Contracts Executed										$ 1,740,000	$ 1,452,000
Booked Orders for New Customer Contracts Executed, Percentage Increase Over Prior Period										222.00%
Sale of Stock, Price Per Share (in Dollars per share)						$ 9.50					$ 9.50
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 19.00	$ 10.00				$ 10.00
Warrants, Term of Warrants							4 years
Proceeds from Issuance or Sale of Equity						$ 1,690		$ 5,000							2,544	0	0	0
Debt Conversion, Original Debt, Amount										$ 689,455					689,455		474,477
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				30,188						70,289
Sales Contract, Amount																	$ 4,500,000	5,852,000
Increase (Decrease) in Sales Contract, Percentage																	(23.00%)
Customer Subscription Renewals																	$ 1,531,000	1,303,000
Increase in Customer Subscription Renewals, Percentage																	17.00%
Funding Initiative to Fund Software Development									$ 750,000								$ 750,000
Proceeds from Convertible Debt															$ 2,123,068	0	$ 0	$ 260,000
Class of Warrant or Right, Outstanding (in Shares)				715,264						715,264					715,264		447,436	220,997					206,840
Class of Warrant or Rights, Exercised (in Shares)															12,760
Proceeds from Warrant Exercises								$ 8,000							$ 119,366	24,000	$ 44,000	$ 0
Notes Payable, Current				$ 542,821						$ 542,821					542,821		669,789	412,405
Additional Funding Attempting to Secure																	$ 2,000,000	(2,000,000)
COPSync911 [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Product Description																	The Company offers the COPsync911 threat alert, first introduced in the second quarter of 2013, for use in schools, hospitals, day care facilities, governmental office buildings, energy infrastructure and other facilities with a high level of concern about security. When used in schools, for example, the COPsync911 service enables school personnel to instantly and silently send emergency alerts directly to the closest law enforcement officers in their patrol vehicles, and to the local 911 dispatch center, with the mere click of a screen icon located on every Windows-based computer or any handheld device within the facility. The alert is also sent to the cell phones of all law enforcement officers in the area and to all teachers, administrators, and other staff at the school, alerting them of imminent danger. The Company expects its COPsync911 service to reduce emergency law enforcement response times by five to seven minutes.
VidTac Systems and Components [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Product Description																	VidTac is a software-driven video system for law enforcement. Traditional in-vehicle video systems are “hardware centric” DVR-based systems. The video capture, compression and encryption of the video stream is performed by the DVR. The estimated price of these high-end, digital DVR-based systems is in excess of $5,000 per system. These DVR-based systems are typically replaced, at the same expensive price point, every three to four years as new patrol vehicles are placed into service.The VidTac system is price advantageous vis-a-vis other high-end video systems, since the Company is offering it for sale at a much lower price than the average price of DVR-based video systems. Furthermore, for those agencies that have in-vehicle computers, the VidTac system eliminates the need for the agency to purchase a second computer, i.e., the DVR, and eliminates the need to replace this second (DVR) computer every three to four years as new patrol vehicles are placed into service.
WARRANTsync System [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Product Description																	The WARRANTsync system is designed to be a Texas statewide misdemeanor warrant clearing database. It enables law enforcement officers in the field to receive notice of outstanding warrants in real-time at the point of a traffic stop. The WARRANTsync system enables the offender to pay the outstanding warrant fees and costs using a credit card. Following payment, the offender is given a receipt and the transaction is complete. This product could be viewed as an enhancement feature to the core COPsync Network service since all COPsync Network users receive the outstanding Warrant notice.
Subsequent Event [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Booked Orders for New Customer Contracts Executed		$ 3,028,572
Sale of Stock, Price Per Share (in Dollars per share)	$ 3.49	$ 3.49
Sale of Warrant, Price per Warrant (in Dollars per share)		0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.125	$ 3.125
Warrants, Term of Warrants	5 years	5 years
Proceeds from Issuance or Sale of Equity		$ 10,600,000
Additional Shares, Option to Purchase (in Shares)		454,286
Additional Warrants, Option to Purchase (in Shares)		454,286
Notes Payable, Other Payables [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								7.50%				7.50%							7.00%	15.00%	50.00%
Conversion of Accounts Payable #1 [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Debt Conversion, Original Debt, Amount										$ 109,490					$ 109,490	$ 0	$ 0	$ 0
Debt Conversion, Converted Instrument, Shares Issued (in Shares)										14,334					14,333
Convertible Debt [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 20.00		$ 7.50
Warrants, Term of Warrants					5 years
Debt Conversion, Original Debt, Amount			$ 65,000	$ 689,455									$ 20,000	$ 19,100
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			6,500											3,820			43,097
Proceeds from Convertible Debt											$ 30,000	$ 484,315
Debt Instrument, Interest Rate, Stated Percentage						2.00%					2.00%											3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 11.00			$ 11.00					$ 11.00		$ 5.00				$ 5.00					$ 5.00
Convertible Debt [Member] | Subsequent Event [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Proceeds from Convertible Debt												$ 450,000
Debt Instrument, Interest Rate, Stated Percentage								2.00%				2.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 11.00				$ 11.00
Three Note Holders [Member] | Notes Payable, Other Payables [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Notes Payable, Current																	$ 570,977
Warrant Exercise Price $10.00 [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 10.00
Class of Warrant or Right, Outstanding (in Shares)																	63,112
Class of Warrant or Rights, Aggregate Exercise Proceeds																	$ 631,116
Warrant Exercise Price $10.00 [Member] | Subsequent Event [Member]
NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS (Details) [Line Items]
Class of Warrant or Rights, Exercised (in Shares)												7,200
Proceeds from Warrant Exercises												$ 64,000